Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Officers compensation	$ 1,509,822	$ 1,072,373
Stock options granted during the year	6,950,000
Restricted stock units granted	2,750,000
Performance stock units granted	750,000
Fair value of stock granted	$ 1,488,857
Altum [member]
Statement [Line Items]
Due to related party	0	48,896	$ 6,562
Key Management and Director [Member]
Statement [Line Items]
Due to related party	$ 16,647	$ 281,587	$ 12,421